Segment information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment information
Segment information
Operating segment
We regard our fleet as one single operating segment. The Chief Operating Decision Maker, which is the Board of Directors, review performance at this level as an aggregated sum of assets, liabilities and activities generating distributable cash to meet minimum quarterly distributions.
A breakdown of our revenues by customer for the years ended December 31, 2017, 2016 and 2015 is as follows:

	2017	2016	2015
BP	56.8%	42.0%	44.8%
ExxonMobil	22.2%	22.0%	29.5%
Chevron	7.9%	5.4%	8.5%
Hibernia	6.4%	15.1%	2.6%
Tullow	—%	13.0%	13.5%
Other	6.7%	2.5%	1.1%
Total	100.0%	100.0%	100.0%

Geographic Data
Revenues are attributed to geographical areas based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents the revenues for the years ended December 31, 2017, 2016 and 2015 and fixed assets as of December 31, 2017 and 2016 by geographic area:
Revenues

(In US$ millions)	2017	2016	2015
United States	$638.0	$672.2	$781.1
Angola	152.5	175.9	179.4
Thailand	89.2	86.3	99.8
Canada	87.1	241.5	190.9
Equatorial Guinea	48.1	—	—
Nigeria	39.5	185.2	250.1
Indonesia	37.3	—	—
Ghana	—	208.1	234.7
Other	36.7	31.1	5.6
Total	$1,128.4	$1,600.3	$1,741.6
Fixed Assets—Drilling Units (1)

(In US$ millions)	2017	2016
United States	$2,729.6	$2,815.5
Spain	1,075.9	496.2
Canada	460.9	488.0
Thailand	234.6	241.0
Gabon	507.4	—
Indonesia	162.5	—
Ghana	—	575.0
Angola	—	554.0
Singapore	—	171.2
Total	$5,170.9	$5,340.9

(1)
The fixed assets referred to in the table above include the eleven drilling units at December 31, 2017 and December 31, 2016. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.